Note 10 - Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Interest rate contracts	$ 235,109	$ 240,181
Total derivative liabilities	$ 235,109	$ 240,181